Acquisition of subsidiary - Additional Information (Detail) £ in Thousands, shares in Millions, $ in Millions		8 Months Ended	12 Months Ended
	Apr. 23, 2019 GBP (£) shares	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired	100.00%
Gain on bargain purchase business combination	£ 3,681
Net income recognized on acquisition			£ 1,000
Maximum undiscounted amount of the Navi milestone | $				$ 80.0
NAVI milestones [member]
Disclosure of detailed information about business combination [line items]
Navi milestone fair value		£ 400	400	0.5
Maximum undiscounted amount of the Navi milestone | $				$ 80.0
Unlikely scenario event [member]
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at the period beginning			3,300
Groups loss for the period			£ 42,900
Unlikely scenario event [member] | NAVI milestones [member]
Disclosure of detailed information about business combination [line items]
Conditions For Additional Consideration			Additional cash consideration becomes payable under a contingent value rights (“CVR”) agreement, if, within eighteen months following the completion date, the Group enters into eligible partnership or investment transactions in relation to OncoMed’s navicixizumab product and, within five years of the completion date, the Group receives certain eligible cash milestone payment (“Navi Milestone”).
OncoMed [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting interest acquired	100.00%
Gain on bargain purchase business combination	£ 3,700
Acquisition related costs business combination			£ 2,600
Acquiree revenue		0
Acquiree loss for the period		5,700
Cash and deposits acquired	£ 10,100
Incremental transaction costs		£ 800	£ 800
Business acquisition shares issued | shares	24.8
Fair value and a gross contractual value	£ 200